GENERAL INFORMATION AND BASIS OF PREPARATION (Tables)	6 Months Ended
Jul. 01, 2022
Corporate Information And Statement of IFRS Compliance [Abstract]
Schedule of number of selling days by quarter
The following table summarises the number of selling days, for the years ended 31 December 2022 and 31 December 2021 (based on a standard five-day selling week):

	Half year	Full year
2022	130	260
2021	131	261
Change	-1	-1

Schedule of exchange rates
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the six month period ended		Closing as at
	1 July 2022	2 July 2021[1]	1 July 2022	31 December 2021
UK Sterling	1.19	1.15	1.17	1.19
US Dollar	0.91	0.83	0.96	0.88
Norwegian Krone	0.10	0.10	0.10	0.10
Swedish Krone	0.10	0.10	0.09	0.10
Icelandic Krone	0.01	0.01	0.01	0.01
Australian Dollar	0.66	0.64	0.66	0.64
Indonesian Rupiah[2]	0.06	0.06	0.06	0.06
New Zealand Dollar	0.61	0.59	0.60	0.60
Papua New Guinean Kina	0.26	0.24	0.27	0.25
[1] For the previous year period Asia Pacific rates are calculated as average for the period from 10 May 2021 to 2 July 2021.
[2] Indonesian Rupiah is shown as 1000 IDR versus 1 EUR.